Statements of Changes in Stockholders' Equity (USD $)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Treasury Stock	Total
Beginning Balance, Amount at Jun. 30, 2010	$ 330,279	$ 6,453,325	$ (6,626,977)	$ (74,676)	$ 81,951
Beginning Balance, Shares at Jun. 30, 2010	33,027,879
Sale of common stock, net of costs,Amount	17,917	463,233			481,150
Sale of common stock, net of costs,Shares	1,791,667
Cancellation of treasury stock		(74,676)		74,676
Beneficial conversion warrants		165,579			165,579
Placement agent warrants		49,214			49,214
Net loss			(415,939)		(415,939)
Ending Balance, Amount at Jun. 30, 2011	348,196	7,056,675	(7,042,916)	0	361,955
Ending Balance, Shares at Jun. 30, 2011	34,819,546
Conversion of convertible notes, Amount	1,675	48,588			50,263
Conversion of convertible notes, Shares	167,544
Issuance of common stock for interest, Amount	2,031	58,906			60,937
Issuance of common stock for interest, Shares	203,125
Issuance of common stock for compensation, Amount	10,000	310,000			320,000
Issuance of common stock for compensation, Shares	1,000,001
Additional shares from reverse stock split, Amount
Additional shares from reverse stock split, Shares	22
Grant of stock options		326,731			326,731
Net loss			(509,847)		(509,847)
Ending Balance, Amount at Jun. 30, 2012	$ 361,902	$ 7,800,900	$ (7,552,763)	$ 0	$ 610,039
Ending Balance, Shares at Jun. 30, 2012	36,190,238